UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/99

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                 	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	FORTIS ADVISERS, INC.
Address:	P.O. Box 64284
       		St. Paul, MN 55164

13F File Number:	28-1542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	SCOTT R. PLUMMER
Title: VICE PRESIDENT, ASSOCIATE GENERAL COUNSEL, & ASSISTANT SECRETARY
Phone: (651) 739-6771

Signature, Place, and Date of Signing:

/S/ SCOTT R. PLUMMER	   	WOODBURY, MN     AUGUST 1, 1999
  (Signature]			         [City, State]	      [Date]

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[  ]        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Fortis Advisers, Inc. (13F File No. 28-1542) is an wholly-owned subsidiary of Fortis, Inc. (13F File No. 28-5174). Fortis Inc. and Fortis International, N.V. (13F File No. 28-5186) are wholly-owned subsidiaries of AMEV/VSB 1990 N.V. (13F File No. 28-5190). Sycamore Insurance Holding, N.V. (13F File No. 28-5188) is an indirectly owned subsidiary of AMEV/VSB 1990 N.V. which is a wholly-owned subsidiary of AG 1990 (Nederland) B.V.
(13F File No. 28-5192), Fortis (B) (13F File No. 28-5182), and Fortis (NL) (13F File No. 28-5184).



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	1,157

Form 13F Information Table Entry Total:	$4,507,393,000


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  	13F File Number:   Name:
01	   028-00127    	     The Dreyfus Corporation
02	   028-1548    		     Berger Associates, Inc.